ORGANIZATION AND BUSINESS (Details Narrative) - $ / shares	Feb. 28, 2023	Feb. 28, 2022	Oct. 31, 2021	Feb. 24, 2021
ORGANIZATION AND BUSINESS
Common stock, shares authorized	75,000,000	75,000,000		75,000,000
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.02	$ 0.001